Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Schedule of Share Options Outstanding under Pre-IPO Share Option Scheme

The following share options were outstanding under the Pre-IPO share option scheme during the year:

	2024		2025
	Exercise price HK$ per share	Number of options	Exercise price HK$ per share	Number of options
Outstanding as of January 1	0.01	3,263,648	0.01	2,607,571
Forfeited during the year	-	-	0.01	(81)
Exercised during the year	0.01	(656,077)	0.01	(455,263)
Outstanding as of December 31	0.01	2,607,571	0.01	2,152,227

The following share options were outstanding under the post-IPO share option scheme during the year:

	2025
	Exercise price HK$ per share	Number of options

Outstanding as of January 1	63.35	-
Granted during the year	63.35	633,243
Exercised during the year	63.35	-
Outstanding as of December 31	63.35	633,243

Schedule of Exercise Prices and Exercise Periods of Share Options Outstanding

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

2024 Number of options	Exercise price HK$ per share	Exercise period
2,360,420	0.01	Aug 15, 2018-Aug 15, 2028
232,719	0.01	May 15, 2019-May 15, 2029
14,432	0.01	Sept 16, 2019-Sept 16, 2029
2,607,571

2025 Number of options	Exercise price HK$ per share	Exercise period
1,983,383	0.01	Aug 15, 2018–Aug 15, 2028
159,712	0.01	May 15, 2019–May 15, 2029
9,132	0.01	Sept 16, 2019-Sept 16, 2029
2,152,227
2025 Number of options	Exercise price HK$ per share	Exercise period
633,243	63.35	Nov 26, 2025–Nov 26, 2035

Schedule of fair values of share options granted

The fair value of the share options granted was estimated as at the grant date by using the binary tree option pricing model. The following table lists the key inputs to the fair value model used:

At grant dates
Expected volatility	49.65%
Risk-free interest rate%	3.09%
Expected life of options (year)	10.00
Weighted average share price (HKD per share)	34.98

Schedule of Unlocking Date

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	43.80	100%	June 8, 2021-2024	35%, 15%, 25%, 25%
2	43.80	100%	June 8, 2021-2024	25%, 25%, 25%, 25%
3	43.80	100%	June 8, 2022–2025	35%, 15%, 25%, 25%
4	43.80	100%	April 30, 2022–2025	35%, 15%, 25%, 25%
5	43.80	100%	June 8, 2022–2025	25%, 25%, 25%, 25%
6	52.00	100%	June 8, 2022–2025	25%, 25%, 25%, 25%

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	77.45	100%	June 27, 2025	100%

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	20.15	100%	June 8, 2021-2024	35%, 15%, 25%, 25%
2	20.15	100%	April 30, 2023–2026	25%, 25%, 25%, 25%
3	20.15	100%	June 8, 2023–2026	25%, 25%, 25%, 25%
4	20.15	100%	June 8, 2023–2024	40%, 60%
5	20.15	100%	June 8, 2023–2025	30%, 30%, 40%
6	20.15	100%	April 30, 2023–2026	23%, 69%, 6%, 2%

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	21.8	100%	August 1, 2023–2024	40%, 60%
2	21.8	100%	August 1, 2023–2025	30%, 30%, 40%
Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	33.95	100%	September 16, 2024	100%
2	33.95	100%	September 16, 2024-2025	75%, 25%
3	33.95	100%	September 16, 2024-2025	50%, 50%
4	33.95	100%	September 16, 2024-2026	30%, 30%, 40%
5	33.95	100%	September 16, 2024-2026	22.5%, 22.5%, 55%
6	33.95	100%	September 16, 2024-2026	50%, 25%, 25%
7	33.95	100%	September 16, 2024-2026	25%, 37%, 38%
8	33.95	100%	September 16, 2025	100%
9	33.95	100%	September 16, 2025-2026	40%, 60%
10	33.95	100%	September 16, 2025-2026	50%, 50%
Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	63.35	100%	November 26, 2026-2028	33.33%, 33.33%, 33.34%
2	63.35	100%	November 26, 2026-2029	25%, 25%, 25%, 25%

Schedule of Restricted Shares Outstanding

The following restricted shares were outstanding under the 2021 RSU Scheme during the year:

	2024 Number of RSUs	2025 Number of RSUs
Outstanding as of January 1	108,998	41,552
Granted during the year	-	48,439
Forfeited during the year	(2,412)	-
Vested during the year	(65,034)	(89,991)
Outstanding as of December 31	41,552	-

The following restricted shares were outstanding under the 2022 RSU Scheme during the year:

	2024 Number of RSUs	2025 Number of RSUs
Outstanding as of January 1	1,641,974	1,436,525
Granted during the year	777,006	1,177,256
Forfeited during the year	(42,768)	(132,302)
Vested during the year	(939,687)	(936,187)
Outstanding as of December 31	1,436,525	1,545,292